1. ORGANIZATION (Policies)	12 Months Ended
Jun. 30, 2014
Organization Policies
Nature of Business

Nature of Business – Palatin Technologies, Inc. (Palatin or the Company) is a biopharmaceutical company developing targeted, receptor-specific peptide therapeutics for the treatment of diseases with significant unmet medical need and commercial potential. Palatin’s programs are based on molecules that modulate the activity of the melanocortin and natriuretic peptide receptor systems. The melanocortin system is involved in a large and diverse number of physiologic functions, and therapeutic agents modulating this system may have the potential to treat a variety of conditions and diseases, including sexual dysfunction, obesity and related disorders, cachexia (wasting syndrome) and inflammation-related diseases. The natriuretic peptide receptor system has numerous cardiovascular functions, and therapeutic agents modulating this system may be useful in treatment of acute asthma, heart failure, hypertension and other cardiovascular diseases.

            The Company’s primary product in development is bremelanotide for the treatment of female sexual dysfunction (FSD). The Company also has drug candidates or development programs for cardiovascular diseases, pulmonary diseases, obesity, erectile dysfunction, inflammatory diseases and dermatologic diseases. The Company has a license, co-development and commercialization agreement with Gedeon Richter Plc. (Gedeon Richter) to commercialize bremelanotide for FSD in Europe and selected countries, and an exclusive global research collaboration and license agreement with AstraZeneca AB (AstraZeneca) to commercialize compounds that target melanocortin receptors for the treatment of obesity, diabetes and related metabolic syndrome.

            Key elements of the Company’s business strategy include using its technology and expertise to develop and commercialize therapeutic products; entering into alliances and partnerships with pharmaceutical companies to facilitate the development, manufacture, marketing, sale and distribution of product candidates that the Company is developing; and partially funding its product candidate development programs with the cash flow generated from third parties.

Business Risk and Liquidity

Business Risk and Liquidity – The Company has incurred negative cash flows from operations since its inception, and has expended, and expects to continue to expend in the future, substantial funds to complete its planned product development efforts. As shown in the accompanying consolidated financial statements, the Company had an accumulated deficit as of June 30, 2014 of $274.0 million and incurred a net loss for fiscal 2014 of $13.9 million. The Company anticipates incurring additional losses in the future as a result of spending on its development programs. To achieve profitability, the Company, alone or with others, must successfully develop and commercialize its technologies and proposed products, conduct successful preclinical studies and clinical trials, obtain required regulatory approvals and successfully manufacture and market such technologies and proposed products. The time required to reach profitability is highly uncertain, and there can be no assurance that the Company will be able to achieve profitability on a sustained basis, if at all.

As of June 30, 2014, the Company’s cash and cash equivalents were $12.2 million. In September 2014 the Company received $8.8 million pursuant to its license, co-development and commercialization agreement with Gedeon Richter on bremelanotide for FSD in Europe and selected countries. The Company intends to utilize existing capital resources for general corporate purposes and working capital, including preparing for the Phase 3 clinical trial program with bremelanotide for FSD, preclinical development of its peptide melanocortin receptor-1 program, preclinical and clinical development of its PL-3994 program and preclinical development of other portfolio products. Management believes that the Phase 3 clinical trial program with bremelanotide, including regulatory filings for product approval, will cost at least $80.0 million. The Company is preparing to initiate patient enrollment in the Phase 3 program in the fourth quarter of calendar 2014, but may curtail or delay clinical trial initiation unless we have adequate funds, or commitments for adequate funds, to complete Phase 3 clinical trials. The Company intends to seek additional capital to support the Phase 3 program through collaborative arrangements on bremelanotide, in addition to the Company’s agreement with Gedeon Richter, public or private equity or debt financings, or other sources.

Management believes that the Company’s existing capital resources, including $8.8 million paid by Gedeon Richter pursuant to the agreement on bremelanotide for FSD, will be adequate to fund its planned operations through the quarter ending September 30, 2015, not including initiation of our pivotal Phase 3 clinical trials for bremelanotide for FSD or other planned clinical trials. We will need additional funding to complete required clinical trials of bremelanotide for FSD and our other product candidates and, assuming those clinical trials are successful, as to which there can be no assurance, complete submission of required regulatory applications to the FDA for any of our product candidates.

Concentrations

Concentrations – Concentrations in the Company’s assets and operations subject it to certain related risks. Financial instruments that subject the Company to concentrations of credit risk primarily consist of cash and cash equivalents. The Company’s cash and cash equivalents are primarily invested in one money market fund sponsored by a large financial institution. In the two-year period ended June 30, 2013, all license and contract revenues were from AstraZeneca.